INTANGIBLE ASSETS, NET - Schedule of Acquired Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 522,821		¥ 532,489
Acquisition of subsidiaries (note 4)	133,376		5,053
Addition of software	31,811		1,028
Foreign Exchange Gain			7
Amortization expenses	(30,171)	$ (4,734)	(15,756)	¥ (11,995)
Intangible assets, cost	756,287
Less: accumulated amortization	(97,487)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance	657,837	103,229	522,821	532,489
Customer relationships intangibles
Intangible assets, net:
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Operating lease Intangibles
Intangible assets, net:
Intangible assets, cost	418
Less: accumulated amortization	(418)
Operating license intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	502,968		510,577
Acquisition of subsidiaries (note 4)			5,000
Amortization expenses	(12,672)		(12,609)
Intangible assets, cost	526,350
Less: accumulated amortization	(36,054)
Intangible assets, net, ending balance	490,296	76,938	502,968	510,577
Favorable Lease Intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	17,821		19,385
Amortization expenses	(1,565)		(1,564)
Intangible assets, cost	21,010
Less: accumulated amortization	(4,754)
Intangible assets, net, ending balance	16,256	2,551	17,821	19,385
Technology.
Intangible assets, net:
Acquisition of subsidiaries (note 4)	132,190
Amortization expenses	(13,219)
Intangible assets, cost	132,190
Less: accumulated amortization	(13,219)
Intangible assets, net, ending balance	118,971	18,669
Others
Intangible assets, net:
Intangible assets, net, beginning balance	2,032		2,527
Acquisition of subsidiaries (note 4)	1,186		53
Addition of software	31,811		1,028
Foreign Exchange Gain			7
Amortization expenses	(2,715)		(1,583)
Intangible assets, cost	43,870
Less: accumulated amortization	(11,556)
Intangible assets, net, ending balance	¥ 32,314	$ 5,071	¥ 2,032	¥ 2,527